Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Concentrations [Abstract]
Concentrations
17.	Concentrations

Customers

For the nine months ended September 30, 2024, no single customer represented 10% or more of the Company's revenue. During the nine-month period ended September 30, 2023, the Company recorded 14% of its revenue from its largest customers. The Company’s largest customer, representing $139,149 of revenue, relates to sales to a wholesaler during the period.

Suppliers

During the nine months ended September 30, 2024, and 2023, the Company had 3 key suppliers that represented approximately 78% and 3 key suppliers that represented approximately 66%, respectively, of the cost incurred in the purchase and production of inventory. The table below represents a breakdown of each supplier as a percentage of the cost incurred. (Suppliers are shown from largest to smallest and do not necessarily represent the same suppliers period over period):

	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023
Supplier 1	37%	26%
Supplier 2	29%	23%
Supplier 3	12%	17%
	78%	66%

The Company continually evaluates the performance of its suppliers and the availability of alternatives to substitute or supplement its inventory production supply chain. The Company believes that a breakdown in supply from one of its key suppliers would be overcome in a short amount of time given the availability of alternatives.

16.	Concentrations

Customers

For the year ended December 31, 2023, the Company recorded 34% of its revenue from its 3 largest customers. The Company’s largest customer, representing $234,800 of revenue, relates to sales to a wholesaler during the period. During the year ended December 31, 2022, the Company recorded 54% of its revenue from its two largest customers, each representing 45% and 9% respectively. The Company’s largest customer, representing $344,018 of revenue, relates to a white label distributor agreement signed during the year.

As of December 31, 2023, the Company had $49 receivables due from these customers and $7,500 in customer deposits were received from its largest customer.

The Company expects its dependence on these major customers to decrease over time as it enters into additional distributor agreements and builds out its sales team.

Suppliers

During the year end December 31, 2023, and 2022, the Company had 3 key suppliers that represented approximately 73% and 3 key suppliers that represented approximately 64%, respectively, of the cost incurred in the purchase and production of inventory. The table below represents a breakdown of each supplier as a percentage of the cost incurred (Suppliers are shown from largest to smallest and does not necessarily represent the same suppliers period over period):

	December 31, 2023	December 31, 2022
Supplier 1	32%	39%
Supplier 2	29%	14%
Supplier 3	12%	11%
	73%	64%

The Company continually evaluates the performance of its suppliers and the availability of alternatives to substitute or supplement its inventory production supply chain. The Company believes that a breakdown in supply from one of its key suppliers would be overcome in a short amount of time given the availability of alternatives.